Included in (Loss)/Profit Before Royalties and Taxation - Schedule of Amounts Included in (Loss)/Profit Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Operating lease charges	$ (2.3)	$ (2.4)	$ (2.8)
Profit on buy-back of notes	0.0	0.0	17.7
Social contributions and sponsorships	(15.1)	(19.6)	(19.3)
Global compliance costs	0.0	0.0	(0.1)
Loss on sale of inventory	(8.9)	0.0	0.0
Rehabilitation income - continuing operations	0.9	13.5	9.7
Rehabilitation income - discontinued operations	0.0	0.0	0.2
Restructuring costs	$ (113.9)	$ (9.2)	$ (11.7)